Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Software as a service (SaaS) revenue	$ 139,024	$ 77,202	$ 30,965
License and software revenue	36,705	26,586	45,811
Managed services revenue	13,473	12,481	13,189
Total revenue	189,202	116,269	89,965
Cost and expenses:
Third-party costs	53,901	36,658	27,620
Datacenter and direct project costs	17,952	6,312	4,908
General and administrative expenses	45,258	22,484	17,387
Sales and marketing expenses	37,733	23,049	15,919
Research and development expenses	13,060	7,840	3,484
Acquisition related and other charges	10,390	5,364	0
Depreciation and amortization	20,900	12,131	9,394
Total cost and expenses	199,194	113,838	78,712
Income (loss) from operations	(9,992)	2,431	11,253
Interest expense, net	(7,389)	(8,069)	(2,370)
Gain (loss) from foreign currency transactions	6,200	(1,726)	14
Other expenses	(49)	0	0
Income (loss) before income taxes, equity method investments and non-controlling interest	(11,230)	(7,364)	8,897
Income tax expense	(3,808)	(3,771)	(410)
Loss from equity method investments	(200)	(4,615)	(2,223)
Net income (loss)	(15,238)	(15,750)	6,264
Net income (loss) attributable to non-controlling interest	130	(81)	(191)
Net income (loss) attributable to Velti	$ (15,368)	$ (15,669)	$ 6,455
Net income (loss) attributable to Velti per share:
Basic (in dollars per share)	$ (0.28)	$ (0.41)	$ 0.18
Diluted (in dollars per share)	$ (0.28)	$ (0.41)	$ 0.17
Weighted average number of shares outstanding for use in computing per share amounts:
Basic (in shares)	55,865	37,933	35,367
Diluted (in shares)	55,865	37,933	37,627